UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Net revenue	$ 1,852	$ 2,074	$ 5,538	$ 6,007
Cost of revenue	1,323	1,464	3,962	4,390
Gross profit	529	610	1,576	1,617
Research and development expense	108	124	323	372
Selling, general and administrative expense	143	129	386	366
Restructuring expense	17	0	41	0
Operating expense	268	253	750	738
Profit from operations	261	357	826	879
Finance income (expense) net	3	(11)	4	(58)
Share of profit of joint ventures	0	1	2	3
Other income (expense), net	(21)	8	(47)	32
Profit before income taxes	243	355	785	856
Income tax (expense) benefit	6	(19)	(45)	(78)
Net income for the period	249	336	740	778
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	249	337	743	780
Non-controlling interest	0	(1)	(3)	(2)
Net income for the period	$ 249	$ 336	$ 740	$ 778
Net earnings per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	553	543	552	537
Diluted weighted average common shares outstanding (in shares)	556	553	556	551
Basic earnings per share (in USD per share)	$ 0.45	$ 0.62	$ 1.35	$ 1.45
Diluted earnings per share (in USD per share)	$ 0.45	$ 0.61	$ 1.34	$ 1.42